UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT Global Equity Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (98.7%)(a)
		Shares	Value

Aerospace and defense (2.4%)

L-3 Communications Holdings, Inc.		6,015	$712,778

Northrop Grumman Corp.		9,100	1,800,890

Raytheon Co.		10,500	1,287,615

			3,801,283
Airlines (1.2%)

American Airlines Group, Inc.		27,100	1,111,371

International Consolidated Airlines Group SA (Spain)		108,852	861,511

			1,972,882
Automobiles (2.6%)

Yamaha Motor Co., Ltd. (Japan)		248,900	4,140,040

			4,140,040
Banks (3.5%)

Bank of America Corp.		49,860	674,107

Bank of Ireland (Ireland)(NON)		5,138,788	1,489,696

ING Groep NV GDR (Netherlands)		64,590	777,787

Metro Bank PLC (United Kingdom)(NON)(S)		36,734	991,873

Natixis SA (France)		160,422	787,069

Permanent TSB Group Holdings PLC (Ireland)(NON)		293,632	904,290

			5,624,822
Beverages (3.0%)

Anheuser-Busch InBev SA/NV ADR (Belgium)		10,600	1,321,396

Dr. Pepper Snapple Group, Inc.		8,200	733,244

Molson Coors Brewing Co. Class B		9,045	869,948

SABMiller PLC (United Kingdom)		31,900	1,949,458

			4,874,046
Biotechnology (2.0%)

AMAG Pharmaceuticals, Inc.(NON)		12,600	294,840

Biogen, Inc.(NON)		4,100	1,067,312

Celgene Corp.(NON)		9,100	910,819

Medivation, Inc.(NON)		22,600	990,933

			3,263,904
Building products (1.5%)

Assa Abloy AB Class B (Sweden)		49,835	979,698

Fortune Brands Home & Security, Inc.		24,715	1,385,029

			2,364,727
Capital markets (1.6%)

Charles Schwab Corp. (The)		28,298	792,910

E*Trade Financial Corp.(NON)		70,293	1,721,476

			2,514,386
Chemicals (3.7%)

Axiall Corp.		32,233	703,969

E.I. du Pont de Nemours & Co.		19,600	1,241,072

Monsanto Co.		19,186	1,683,380

Sherwin-Williams Co. (The)		3,300	939,411

Symrise AG (Germany)		19,487	1,302,723

			5,870,555
Commercial services and supplies (1.1%)

dorma + kaba Holding AG Class B (Switzerland)		1,614	1,031,096

Regus PLC (United Kingdom)		166,559	754,378

			1,785,474
Containers and packaging (1.7%)

Ball Corp.		16,200	1,154,898

Sealed Air Corp.		33,300	1,598,733

			2,753,631
Diversified consumer services (0.6%)

Service Corp. International/US		38,600	952,648

			952,648
Diversified financial services (0.6%)

Eurazeo SA (France)		13,097	885,294

			885,294
Diversified telecommunication services (4.3%)

Com Hem Holding AB (Sweden)		114,893	1,058,676

Koninklijke KPN NV (Netherlands)		253,221	1,057,925

Level 3 Communications, Inc.(NON)		16,500	872,025

Nippon Telegraph & Telephone Corp. (Japan)		17,800	766,755

SBA Communications Corp. Class A(NON)		12,600	1,262,142

Telecom Italia SpA RSP (Italy)		2,086,671	1,816,690

			6,834,213
Electric utilities (1.5%)

Exelon Corp.		68,506	2,456,625

			2,456,625
Food products (5.0%)

Adecoagro SA (Argentina)(NON)		67,900	784,245

Associated British Foods PLC (United Kingdom)		29,855	1,430,794

JM Smucker Co. (The)		13,600	1,765,824

Kerry Group PLC Class A (Ireland)		12,780	1,190,304

Kraft Heinz Co. (The)		15,200	1,194,112

Nomad Foods, Ltd. (United Kingdom)(NON)		71,308	642,485

TreeHouse Foods, Inc.(NON)(S)		11,411	989,904

			7,997,668
Health-care equipment and supplies (2.0%)

Becton Dickinson and Co.		5,100	774,282

C.R. Bard, Inc.		5,800	1,175,486

Cooper Cos., Inc. (The)		7,700	1,185,569

			3,135,337
Health-care providers and services (1.5%)

Capital Senior Living Corp.(NON)		42,702	790,841

Cardinal Health, Inc.		20,000	1,639,000

			2,429,841
Hotels, restaurants, and leisure (3.2%)

Chipotle Mexican Grill, Inc.(NON)		1,600	753,552

Compass Group PLC (United Kingdom)		80,671	1,417,928

Dalata Hotel Group PLC (Ireland)(NON)		228,164	1,156,032

Hilton Worldwide Holdings, Inc.		44,741	1,007,567

NH Hotel Group SA (Spain)(NON)		184,050	843,428

			5,178,507
Household durables (2.0%)

CalAtlantic Group, Inc.		14,168	473,495

PulteGroup, Inc.		89,075	1,666,593

Techtronic Industries Co., Ltd. (Hong Kong)		259,000	1,023,333

			3,163,421
Independent power and renewable electricity producers (4.1%)

8point3 Energy Partners LP		60,000	882,000

Calpine Corp.(NON)		161,369	2,447,968

NextEra Energy Partners LP		38,422	1,044,694

NRG Energy, Inc.		109,701	1,427,210

NRG Yield, Inc. Class C(S)		52,600	749,024

			6,550,896
Insurance (5.1%)

Admiral Group PLC (United Kingdom)		36,209	1,028,280

American International Group, Inc.		36,213	1,957,313

Assured Guaranty, Ltd.		52,300	1,323,190

Hartford Financial Services Group, Inc. (The)		49,622	2,286,582

Prudential PLC (United Kingdom)		46,256	857,923

St James's Place PLC (United Kingdom)		50,926	667,716

			8,121,004
Internet and catalog retail (1.4%)

Amazon.com, Inc.(NON)		3,400	2,018,376

FabFurnish GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)		3	3

Global Fashion Holding SA (acquired 8/2/13, cost $219,415) (Private) (Brazil)(F)(RES)(NON)		5,179	140,177

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)		3	3

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)		1	1

			2,158,560
Internet software and services (5.2%)

Alphabet, Inc. Class C(NON)		6,511	4,850,365

Facebook, Inc. Class A(NON)		9,300	1,061,130

GrubHub, Inc.(NON)(S)		25,800	648,354

Yahoo!, Inc.(NON)		47,000	1,730,070

			8,289,919
IT Services (2.4%)

Computer Sciences Corp.		22,000	756,580

Visa, Inc. Class A		24,876	1,902,516

Worldpay Group PLC (United Kingdom)(NON)		309,265	1,216,583

			3,875,679
Leisure products (0.6%)

Brunswick Corp.(S)		21,400	1,026,772

			1,026,772
Media (3.5%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		101,217	1,105,989

Charter Communications, Inc. Class A(NON)(S)		3,600	728,748

Liberty Global PLC Ser. A (United Kingdom)(NON)		24,261	934,049

Live Nation Entertainment, Inc.(NON)		35,100	783,081

Mediaset SpA (Italy)		236,896	974,695

Numericable-SFR SA (France)		26,554	1,114,035

			5,640,597
Metals and mining (0.6%)

Newmont Mining Corp.		33,400	887,772

			887,772
Multi-utilities (0.9%)

Veolia Environnement SA (France)		60,396	1,453,625

			1,453,625
Oil, gas, and consumable fuels (3.8%)

Anadarko Petroleum Corp.		25,100	1,168,907

Cabot Oil & Gas Corp.		50,085	1,137,430

EOG Resources, Inc.		14,900	1,081,442

Exxon Mobil Corp.		22,200	1,855,698

Pioneer Natural Resources Co.		6,000	844,440

			6,087,917
Personal products (2.1%)

Coty, Inc. Class A		67,600	1,881,308

Unilever NV ADR (Netherlands)		33,195	1,482,658

			3,363,966
Pharmaceuticals (6.7%)

Astellas Pharma, Inc. (Japan)		115,800	1,539,781

AstraZeneca PLC (United Kingdom)		28,863	1,611,637

Bristol-Myers Squibb Co.		17,100	1,092,348

Impax Laboratories, Inc.(NON)		28,000	896,560

Jazz Pharmaceuticals PLC(NON)		6,600	861,630

Novartis AG (Switzerland)		36,637	2,646,488

Perrigo Co. PLC(S)		6,200	793,166

Shionogi & Co., Ltd. (Japan)		28,800	1,355,490

			10,797,100
Real estate investment trusts (REITs) (1.4%)

Big Yellow Group PLC (United Kingdom)		70,459	783,383

Hibernia REIT PLC (Ireland)		950,229	1,403,464

			2,186,847
Real estate management and development (1.8%)

Kennedy-Wilson Holdings, Inc.		41,052	899,039

RE/MAX Holdings, Inc. Class A		35,650	1,222,795

Sumitomo Realty & Development Co., Ltd. (Japan)		25,000	731,707

			2,853,541
Road and rail (1.0%)

Union Pacific Corp.		19,400	1,543,270

			1,543,270
Semiconductors and semiconductor equipment (0.9%)

Micron Technology, Inc.(NON)		53,898	564,312

SK Hynix, Inc. (South Korea)		37,231	916,450

			1,480,762
Software (1.8%)

Nintendo Co., Ltd. (Japan)		9,400	1,336,354

RIB Software AG (Germany)(S)		63,016	651,906

TiVo, Inc.(NON)		89,909	855,035

			2,843,295
Specialty retail (2.6%)

Advance Auto Parts, Inc.		9,800	1,571,332

Home Depot, Inc. (The)		6,665	889,311

Lowe's Cos., Inc.		12,554	950,966

Tile Shop Holdings, Inc.(NON)		52,111	776,975

			4,188,584
Textiles, apparel, and luxury goods (0.9%)

Luxottica Group SpA (Italy)		25,330	1,397,876

			1,397,876
Thrifts and mortgage finance (0.4%)

Radian Group, Inc.		57,379	711,500

			711,500
Tobacco (3.6%)

Imperial Brands PLC (United Kingdom)		41,767	2,312,236

Japan Tobacco, Inc. (Japan)		82,300	3,429,624

			5,741,860
Transportation infrastructure (0.9%)

Aena SA (Spain)(NON)		10,832	1,393,333

			1,393,333
Wireless telecommunication services (2.0%)

KDDI Corp. (Japan)		44,300	1,183,223

Vodafone Group PLC ADR (United Kingdom)		61,000	1,955,050

			3,138,273

Total common stocks (cost $156,008,391)			$157,732,252

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
		Shares	Value

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/8/15, cost $801,843) (Private)(F)(RES)(NON)		23,711	$1,040,790

Total convertible preferred stocks (cost $801,843)			$1,040,790

SHORT-TERM INVESTMENTS (5.2%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)	Shares	5,716,678	$5,716,678

Putnam Short Term Investment Fund 0.44%(AFF)	Shares	2,124,609	2,124,609

SSgA Prime Money Market Fund Class N 0.40%(P)	Shares	140,000	140,000

U.S. Treasury Bills 0.30%, May 19, 2016(SEGSF)		$300,000	299,948

U.S. Treasury Bills 0.32%, May 12, 2016(SEGSF)		10,000	9,999

U.S. Treasury Bills 0.07%, April 7, 2016		3,000	3,000

Total short-term investments (cost $8,294,166)			$8,294,234

TOTAL INVESTMENTS

Total investments (cost $165,104,400)(b)			$167,067,276

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $29,422,519) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/15/16	$475,217	$460,727	$(14,490)
Barclays Bank PLC
	Euro	Sell	6/15/16	1,634,987	1,601,468	(33,519)
	Hong Kong Dollar	Buy	5/18/16	816,733	814,440	2,293
	Japanese Yen	Sell	5/18/16	361,471	336,668	(24,803)
	Singapore Dollar	Buy	5/18/16	553,579	540,653	12,926
Citibank, N.A.
	Canadian Dollar	Buy	4/20/16	457,456	447,813	9,643
	Danish Krone	Buy	6/15/16	1,121,499	1,084,252	37,247
	Japanese Yen	Sell	5/18/16	1,071,295	1,060,410	(10,885)
Credit Suisse International
	Canadian Dollar	Buy	4/20/16	1,216,443	1,136,980	79,463
	Norwegian Krone	Buy	6/15/16	447,224	427,784	19,440
Goldman Sachs International
	Euro	Buy	6/15/16	213,483	203,813	9,670
HSBC Bank USA, National Association
	Euro	Sell	6/15/16	6,844,664	6,554,292	(290,372)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/20/16	2,650,935	2,474,506	176,429
	British Pound	Sell	6/15/16	1,082,169	1,070,413	(11,756)
	Canadian Dollar	Buy	4/20/16	14,707	13,744	963
	Singapore Dollar	Buy	5/18/16	251,013	237,008	14,005
	South Korean Won	Sell	5/18/16	767,570	723,626	(43,944)
	Swedish Krona	Sell	6/15/16	209,214	198,128	(11,086)
State Street Bank and Trust Co.
	British Pound	Sell	6/15/16	2,198,097	2,152,505	(45,592)
	Canadian Dollar	Buy	4/20/16	781,933	741,441	40,492
	Euro	Buy	6/15/16	1,179,513	1,126,076	53,437
	Israeli Shekel	Buy	4/20/16	499,837	479,347	20,490
	Japanese Yen	Buy	5/18/16	706,178	704,575	1,603
	Swiss Franc	Buy	6/15/16	512,780	512,621	159
UBS AG
	Swiss Franc	Buy	6/15/16	1,199,268	1,165,538	33,730
WestPac Banking Corp.
	British Pound	Sell	6/15/16	2,621,454	2,567,165	(54,289)
	Canadian Dollar	Buy	4/20/16	627,856	586,526	41,330

Total						$12,584

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $159,869,627.
(b)	The aggregate identified cost on a tax basis is $165,411,576, resulting in gross unrealized appreciation and depreciation of $17,958,262 and $16,302,562, respectively, or net unrealized appreciation of $1,655,700.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,180,974, or 0.7% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$2,648,590	$11,859,123	$12,383,104	$4,683	$2,124,609
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $5,716,678, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,540,126.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $372,713 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	58.4%
	United Kingdom	11.5
	Japan	9.0
	Ireland	3.8
	France	2.6
	Spain	2.6
	Italy	2.6
	Switzerland	2.3
	Netherlands	2.1
	Sweden	1.3
	Germany	1.2
	Belgium	0.8
	Hong Kong	0.6
	South Korea	0.6
	Argentina	0.5
	Brazil	0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $360,924 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $188,962 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$19,696,838	$8,009,983	$140,184
Consumer staples	13,612,090	8,365,450	—
Energy	6,087,917	—	—
Financials	13,312,492	9,584,902	—
Health care	15,368,057	4,258,125	—
Industrials	7,840,953	5,020,016	—
Information technology	14,621,166	1,868,489	—
Materials	8,209,235	1,302,723	—
Telecommunication services	6,039,195	3,933,291	—
Utilities	9,007,521	1,453,625	—
Total common stocks	113,795,464	43,796,604	140,184
Convertible preferred stocks	—	—	1,040,790
Short-term investments	2,264,609	6,029,625	—

Totals by level	$116,060,073	$49,826,229	$1,180,974

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$12,584	$—

Totals by level	$—	$12,584	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of December 31, 2015	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of March 31, 2016

Common stocks*:
Consumer discretionary	$131,191	$—	$—	$8,993	$—	$—	$—	$—	$140,184
Financials	955,391	—	—	—	—	—	—	(955,391)	—
Total common stocks	$1,086,582	—	—	8,993	—	—	—	(955,391)	$140,184
Convertible preferred stocks	$1,040,790	—	—	—	—	—	—	—	$1,040,790

Totals	$2,127,372	$—	$—	$8,993	$—	$—	$—	$(955,391)	$1,180,974

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $8,993 related to Level 3 securities still held at period end.

Level 3 securities which are fair valued by Putnam Management, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$553,320	$540,736

Total	$553,320	$540,736

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$32,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$15,219	$46,890	$98,903	$9,670	$—	$191,397	$116,181	$33,730	$41,330	$553,320

	Total Assets	$—	$15,219	$46,890	$98,903	$9,670	$—	$191,397	$116,181	$33,730	$41,330	$553,320

	Liabilities:
	Forward currency contracts#	$14,490	$58,322	$10,885	$—	$—	$290,372	$66,786	$45,592	$—	$54,289	$540,736

	Total Liabilities	$14,490	$58,322	$10,885	$—	$—	$290,372	$66,786	$45,592	$—	$54,289	$540,736

	Total Financial and Derivative Net Assets	$(14,490)	$(43,103)	$36,005	$98,903	$9,670	$(290,372)	$124,611	$70,589	$33,730	$(12,959)	$12,584
	Total collateral received (pledged)##†	$—	$(9,998)	$20,000	$—	$—	$(178,964)	$120,000	$—	$—	$—
	Net amount	$(14,490)	$(33,105)	$16,005	$98,903	$9,670	$(111,408)	$4,611	$70,589	$33,730	$(12,959)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016